Other Stock-Related Information (Other Stock-based Compensation) (Narratives) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 739
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	118	128	88
Restricted Stock Units (RSUs) [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 26.08	$ 24.54	$ 20.79
Share Based Compensation Arrangement Equity Awards Other Than Options Vested In Period Intrinsic Value	86	109	116
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	233
Unrecognized Compensation Cost Expected To Be Recognized In Subsequent Year	54
Restricted Stock Units Rsu And Performance Share Units [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Allocated Share-based Compensation Expense	56	62	79
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 147	$ 145	$ 153
Excess Of Actual Tax Deductions Over Amounts Assumed Recognized In Shareowners Equity	86000000	86000000	53000000